Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 29, 2014
Prospectus

The following information replaces similar information for the Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Ali Khan (lead portfolio manager) has managed the fund since January 2012.

Colin Anderson (co-manager) has managed the fund since October 2014.

The following information replaces the biographical information for Ali Khan found in the "Fund Management" section on page 43.

Ali Khan is lead portfolio manager of Fidelity Advisor Communications Equipment Fund, which he has managed since January 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Khan has worked as an equity research associate and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 43.

Colin Anderson is co-manager of Fidelity Advisor Communications Equipment Fund, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.

AFOCI-14-03  October 17, 2014
1.479771.174

Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2014
Prospectus

The following information replaces similar information for the Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Ali Khan (lead portfolio manager) has managed the fund since January 2012.

Colin Anderson (co-manager) has managed the fund since October 2014.

The following information replaces the biographical information for Ali Khan found in the "Fund Management" section on page 43.

Ali Khan is lead portfolio manager of Fidelity Advisor Communications Equipment Fund, which he has managed since January 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Khan has worked as an equity research associate and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 43.

Colin Anderson is co-manager of Fidelity Advisor Communications Equipment Fund, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.

AFOC-14-03  October 17, 2014
1.480125.181